INCOME TAXES (Details 3) - JPY (¥) ¥ in Millions				12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 02, 2011	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rates				36.00%	38.00%	38.00%
Reversal income taxes recognized				¥ 31,703
Japan Tax Authority | Tax Years 2012, 2013 and 2014
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rates		38.00%	38.00%
Japan Tax Authority | Tax Years 2014 and thereafter
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rates		36.00%
Japan Tax Authority | Tax Years 2015 and thereafter
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rates	33.00%
Japan Tax Authority | Tax years 2016 and thereafter
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rates	32.00%